Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative	$ 324,742	$ 255,257	$ 937,553	$ 662,315	$ 25,475	$ 976,345
Total operating expenses	324,742	255,257	937,553	662,315	(25,475)	(976,345)
Other income:
Interest earned on investments held in Trust Account	255,484	1,332,473	5,552,545	1,772,399		4,316,583
Total other income, net	255,484	1,332,473	5,552,545	1,772,399		4,316,583
Net (loss) income	(69,258)	1,077,216	4,614,992	1,110,084	(25,475)	3,340,238
Visiox Pharmaceuticals, Inc. [Member]
Operating expenses:
General and administrative			2,104,889	1,257,113		2,033,200	$ 250,740
Research and development			6,046,087	180,780		902,416	3,731,300
Management fee (see Note 3)			900,000	900,000		1,200,000
Loss from operations			(9,050,976)	(2,337,893)		(4,135,616)	(3,982,040)
Other income:
Provision for income taxes
Net (loss) income	(7,211,527)	(962,814)	(9,050,976)	(2,337,893)		(4,135,616)	(3,982,040)
Dividend on convertible preferred units			(123,079)	(94,249)		(159,051)	(3,507)
Net loss attributable to common unit holders			$ (9,174,055)	$ (2,432,142)		$ (4,294,667)	$ (3,985,547)
Weighted average shares outstanding, basic				10,000,000		10,042,459	10,000,000
Weighted average shares outstanding, diluted				10,000,000		10,042,459	10,000,000
Basic net (loss) income per share				$ (0.24)		$ (0.43)	$ (0.40)
Diluted net (loss) income per share				$ (0.24)		$ (0.43)	$ (0.40)
Common Class A [Member]
Other income:
Net loss attributable to common unit holders	$ (69,258)	$ 861,773	$ 3,873,480	$ 846,330
Weighted average shares outstanding, basic	8,991,229	28,750,000	18,979,179	23,063,187
Weighted average shares outstanding, diluted	8,991,229	28,750,000	18,979,179	23,063,187
Basic net (loss) income per share	$ (0.01)	$ 0.03	$ 0.20	$ 0.04
Diluted net (loss) income per share	$ (0.01)	$ 0.03	$ 0.20	$ 0.04
Common Class B [Member]
Other income:
Net loss attributable to common unit holders		$ 215,443	$ 741,512	$ 263,754
Weighted average shares outstanding, basic		7,187,500	3,633,242	7,187,500
Weighted average shares outstanding, diluted		7,187,500	3,633,242	7,187,500
Basic net (loss) income per share		$ 0.03	$ 0.20	$ 0.04
Diluted net (loss) income per share		$ 0.03	$ 0.20	$ 0.04
Ordinary Shares Subject to Redemption [Member]
Other income:
Net loss attributable to common unit holders						$ 2,582,508
Weighted average shares outstanding, basic						24,496,575
Weighted average shares outstanding, diluted						24,496,575
Basic net (loss) income per share						$ 0.11
Diluted net (loss) income per share						$ 0.11
Ordinary Shares not Subject to Redemption [Member]
Other income:
Net loss attributable to common unit holders					$ (25,475)	$ 757,730
Weighted average shares outstanding, basic					6,250,000	7,187,500
Weighted average shares outstanding, diluted					6,250,000	7,187,500
Basic net (loss) income per share					$ (0.00)	$ 0.11
Diluted net (loss) income per share					$ (0.00)	$ 0.11